Subsequent Events	12 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 23 — SUBSEQUENT EVENTS

Completion of IPO

On April 4, 2025, the Company consummated the Offering of 2,000,000 ordinary shares at a price to the public of $4.00 per share. The aggregate gross proceeds from the Offering amounted to $8,000,000, prior to deducting underwriting discounts, commissions and offering-related expenses. Upon the completion of the Offering, 52,000,000 Ordinary Shares are issued and outstanding.

On April 4, 2025, pursuant to the Underwriting Agreement, the Company issued 5-year warrants to R.F. Lafferty & Co., Inc to purchase an aggregate of 60,000 Ordinary Shares at $4.8 per share. Such warrant may be exercised beginning on October 4, 2025.

The Company evaluates all events and transactions that occur from March 31, 2025 through August 15, 2025 which is the date that these consolidated financial statements are available to be issued. Other than the event disclosed above and elsewhere in these consolidated financial statements, there is no other subsequent event occurred that would require recognition or disclosure in the Company’s consolidated financial statements.